Related Party Transactions - Lines of Credit (Details) - Ameriprise Financial - Revolving line of credit lending arrangement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Maximum percentage of lender's statutory admitted assets	3.00%
Percentage of additional interest to be accrued in the event of default	1.00%
Amounts outstanding	$ 0	$ 0